Earnings (loss) per Unit ("EPU") (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended
	Jul. 01, 2021 tranche shares	Jul. 01, 2020 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Earnings/(loss) per unit
Profit for the period and Partnership's profit | $			$ 761	$ 14,663	$ 35,742	$ 50,023
Accrued preference unit distributions | $			(6,818)	(7,582)	(13,808)	(15,164)
Differences on repurchase of preference units | $			(134)		(216)
Partnership's profit/(loss) attributable to unitholders and partner | $			(6,191)	7,081	21,718	34,859
Common units
Earnings/(loss) per unit
Profit for the period and Partnership's profit | $					21,481	34,127
Partnership's profit/(loss) attributable to unitholders and partner | $			$ (6,064)	$ 6,933	$ 21,269	$ 34,127
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)			51,171,651	48,161,285	51,154,521	47,841,332
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares			$ (0.12)	$ 0.14	$ 0.42	$ 0.71
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)			51,171,651	50,425,047	53,090,429	50,016,601
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares			$ (0.12)	$ 0.14	$ 0.40	$ 0.68
Number of units outstanding			51,272,865	50,722,201	51,272,865	50,722,201	51,137,201	47,517,824
General partner units
Earnings/(loss) per unit
Profit for the period and Partnership's profit | $					$ 453	$ 732
Partnership's profit/(loss) attributable to unitholders and partner | $			$ (127)	$ 148	$ 449	$ 732
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)			1,077,524	1,021,953	1,077,509	1,021,646
Earnings/(loss) per unit (basic)
Earnings/(loss) per unit (basic) | $ / shares			$ (0.12)	$ 0.14	$ 0.42	$ 0.72
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)			1,077,524	1,021,953	1,077,509	1,021,646
Earnings/(loss) per unit (diluted)
Earnings/(loss) per unit (diluted) | $ / shares			$ (0.12)	$ 0.14	$ 0.42	$ 0.72
Number of units outstanding			1,080,263	1,077,494	1,080,263	1,077,494	1,077,494	1,021,336
Class B units
Earnings/(loss) per unit (diluted)
Number of units converted	415,000	415,000
Number of units outstanding	1,660,000		1,660,000	2,075,000	1,660,000	2,075,000	1,660,000	2,075,000
Conversion ratio of class B units into common units	1
Number of tranches remaining | tranche	4
Number of units in each tranche remaining	415,000